METLIFE INVESTMENTS SECURITIES, LLC

CRD No. 285684

SEC. I.D. No. 8-69857

STATEMENT OF FINANCIAL CONDITION

AS OF DECEMBER 31, 2019

AND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

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Filed in accordance with Rule 17a-5(e)(3)

under the Securities Exchange Act of 1934

as a PUBLIC DOCUMENT.

Deloitte & Touche LLP 30 Rockefeller Plaza New York, NY 10112-0015 USA

Tel: +1 212 492 4000 Fax: +1 212 489 1687 www.deloitte.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Managers and Member of MetLife Investments Securities, LLC:

Opinion on the Financial Statement

We have audited the accompanying statement of financial condition of MetLife Investments Securities, LLC (the “Company”) as of December 31, 2019, and the related notes (collectively referred to as the “financial statement”). In our opinion, the financial statement presents fairly, in all material respects, the financial position of the Company as of December 31, 2019, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

The financial statement is the responsibility of the Company’s management. Our responsibility is to express an opinion on this financial statement based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statement, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statement. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statement. We believe that our audit of the financial statement provides a reasonable basis for our opinion.

Emphasis of Matter

As described in Note 2, the accompanying financial statement includes significant transactions with certain affiliates and may not necessarily be indicative of the conditions that would have existed if the Company had operated as an unaffiliated business. Our opinion is not modified with respect to this matter.

February 28, 2020

We have served as the Company’s auditor since 2017.

METLIFE INVESTMENTS SECURITIES, LLC

STATEMENT OF FINANCIAL CONDITION

AS OF DECEMBER 31, 2019

Assets:
Cash	$4,477,116
Receivable from affiliate	336,484
Prepaid expenses	71,957

Total assets	$4,885,557

Liabilities and Member’s Capital:

Liabilities:
Payable to affiliate	$48,750
Accrued liabilities	3,643

Total liabilities	$52,393

Member’s capital:
Contributed capital	4,000,000
Retained earnings	833,164

Total member’s capital	4,833,164

Total liabilities and member’s capital	$4,885,557

See notes to the statement of financial condition.

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METLIFE INVESTMENTS SECURITIES, LLC

NOTES TO THE STATEMENT OF FINANCIAL CONDITION

1. ORGANIZATION

MetLife Investments Securities, LLC (“the Company”) is a registered broker-dealer under the Securities Exchange Act of 1934 (the “1934 Act”), and is a member of the Financial Industry Regulatory Authority (“FINRA”). The Company’s sole member is MetLife Investors Group, LLC (the “Member”), and as such, the Company is a direct, wholly-owned subsidiary of the Member. The Member is a wholly owned subsidiary of MetLife, Inc. (“MetLife”), a Delaware Corporation.

The Company, as an introducing broker, offers interests in certain private funds to unaffiliated investors. The funds are managed or advised by the Company’s U.S. Securities and Exchange Commission (“SEC”) registered investment advisor affiliate, MetLife Investment Management, LLC (formerly known as MetLife Investment Advisors, LLC) (“MIM”). The Company provides placement agent services for MIM’s institutional asset management businesses.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation - The statement of financial condition has been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity. The statement of financial condition includes significant transactions with certain affiliates and may not necessarily be indicative of the conditions that would have existed if the Company had operated as an unaffiliated business.

Use of Estimates - The preparation of the statement of financial condition in conformity with GAAP requires management to make estimates and assumptions that affect amounts of assets and liabilities at the date of the statement of financial condition. Actual results could materially differ from those estimates.

Cash - Cash is comprised of cash on deposit. The Company holds cash in an account, held at JPMorgan Chase Bank.

Revenue Recognition - Placement agent services provided to MIM include placing fund interests with purchasers as well as providing completed subscription agreements to the funds. The services are not separately distinct and therefore are bundled as a single performance obligation. Placement agent fee revenues earned by the Company from MIM are recorded on an accrual basis and are based on planned operating expenses plus ten percent. The services are provided to MIM continuously, and substantially all the revenue is recognized over time as the applicable services are provided. Revenues recognized for the period are primarily related to performance obligations satisfied during the period. The related receivable from affiliate is settled in accordance with the services agreement (the “Services Agreement”) with MIM.

Operating Expenses - The Company has entered into Services Agreement with MIM for certain administrative services necessary to conduct its activities. The related affiliate payable is settled in accordance with the Services Agreement.

Fair Value - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

The Company’s financial assets and liabilities are carried at fair value or contracted amounts which approximate fair value. The Company does not currently have any financial assets or liabilities carried at fair value. The assets and liabilities on the statement of financial condition (cash, prepaid expenses, receivable from affiliate and

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accrued liabilities) are carried at amounts other than fair value. The estimated fair value of these assets and liabilities approximates carrying value as they are short-term in nature and generally have negligible credit risk.

3. RELATED PARTY TRANSACTIONS

The Company had receivable from affiliate of $336,484 and payable to affiliate of $48,750 recorded as of December 31, 2019.

4. REGULATORY REQUIREMENTS

The Company is subject to the SEC’s Uniform Net Capital Rule (“Rule 15c3-1” or “the Rule”) which requires the maintenance of minimum net capital. Because the Company carries no customer accounts and receives no customer funds or securities, it is exempt from Rule 15c3-3 under the 1934 Act pursuant to section (k)(2)(i) of the Rule. This exemption requires minimum net capital of 6-2/3% of aggregate indebtedness or $5,000, whichever is greater. At December 31, 2019, the Company had net capital of $4,424,723 which was $4,419,723 in excess of $5,000, the required minimum.

5. INCOME TAXES

The Company is considered a disregarded entity for U.S. income tax purposes. The provision for income tax expense (benefit) is passed through to MetLife, Inc. and as such, no provision or benefit for U.S. income taxes is recorded on the Company’s statement of financial condition.

6. MEMBER’S CAPITAL

MetLife Investors Group, LLC holds 100 percent of the Company’s membership interest and all of member’s capital.

7. SUBSEQUENT EVENTS

The Company evaluated subsequent events through February 28, 2020, the date the December 31, 2019 statement of financial condition was issued, and has determined there are no material subsequent events, requiring adjustments to or disclosure in the statement of financial condition.

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Deloitte & Touche LLP 30 Rockefeller Plaza New York, NY 10112-0015 USA

Tel: +1 212 492 4000 Fax: +1 212 489 1687 www.deloitte.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Managers and Member of MetLife Investments Securities, LLC:

We have reviewed management’s statements, included in the accompanying Exemption Report, in which (1) MetLife Investments Securities, LLC (the “Company”) identified the following provisions of 17 C.F.R. § 240.15c3-3(k) under which the Company claimed an exemption from 17 C.F.R. § 240.15c3-3: paragraph (k)(2)(i) (the “exemption provisions”) and (2) the Company stated that the Company met the identified exemption provisions throughout the year ended December 31, 2019 without exception. The Company’s management is responsible for compliance with the exemption provisions and its statements.

Our review was conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States) and, accordingly, included inquiries and other required procedures to obtain evidence about the Company’s compliance with the exemption provisions. A review is substantially less in scope than an examination, the objective of which is the expression of an opinion on management’s statements. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to management’s statements referred to above for them to be fairly stated, in all material respects, based on the provisions set forth in paragraph (k)(2)(i) of Rule 15c3-3 under the Securities Exchange Act of 1934.

February 28, 2020

METLIFE INVESTMENTS SECURITIES, LLC

CRD No. 285684

SEC. I.D. No. 8-69857

Exemption Report Under 17 C.F.R. § 240.17a-5

MetLife Investments Securities, LLC (the “Company”) is a registered broker-dealer subject to Rule 17a-5 promulgated by the Securities and Exchange Commission (17 C.F.R. §240.17a-5, “Reports to be made by certain brokers and dealers”). This Exemption Report was prepared as required by 17 C.F.R. § 240.17a-5(d)(1) and (4). To the best of its knowledge and belief, the Company states the following:

(1)	The Company claimed an exemption from 17 C.F.R. § 240.15c3-3 under the following provisions of 17 C.F.R. § 240.15c3-3 (k)(2)(i).

(2)	The Company met the identified exemption provisions in 17 C.F.R. § 240.15c3-3(k)(2)(i) for the period from January 1, 2019 through December 31, 2019 without exception.

MetLife Investments Securities, LLC

I, Michael J. Yick, affirm that, to my best knowledge and belief, this Exemption Report is true and correct.

By:
Title:	CFO & Treasurer

February 28, 2020

Deloitte & Touche LLP 30 Rockefeller Plaza New York, NY 10112-0015 USA

Tel: +1 212 492 4000 Fax: +1 212 489 1687 www.deloitte.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ON APPLYING AGREED-UPON PROCEDURES

MetLife Investments Securities, LLC

One Metlife Way

Whippany, NJ 07981

We have performed the procedures enumerated below, which were agreed to by MetLife Investments Securities, LLC (the “Company”) and the Securities Investor Protection Corporation (SIPC) (the “specified parties”), solely to assist the specified parties with respect to evaluating the Company’s compliance with the applicable SIPC instructions as it relates to the accompanying General Assessment Reconciliation (Form SIPC-7) for the year ended December 31, 2019 and in accordance with Rule 17a-5(e)(4) under the Securities Exchange Act of 1934 and with the SIPC Series 600 Rules. Management is responsible for the Company’s compliance with those requirements. This agreed-upon procedures engagement was conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States) and in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of those parties specified in this report. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

The procedures we performed and our findings are as follows:

1.	Compared the listed assessment payments in Form SIPC-7 with respective cash disbursement records entries noting no differences;

2.

Compared the total revenue amounts reported on the audited Form X-17A-5 for the year ended December 31, 2019, with the amounts reported in Form SIPC-7 for the year ended December 31, 2019, noting no differences;

3.	Compared any adjustments reported in Form SIPC-7 with supporting schedules and working papers, noting no differences; and

4.	Proved the arithmetical accuracy of the calculations reflected in Form SIPC-7 and in the related schedules and working papers supporting the adjustments noting no differences.

We were not engaged to and did not conduct an examination or a review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Company’s compliance with the applicable SIPC instructions as it relates to the General Assessment Reconciliation (Form SIPC-7) for the year ended December 31, 2019. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the specified parties and is not intended to be and should not be used by anyone other than the specified parties.

February 28, 2020